October 23, 2008

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 2 to Form N-14 for the Calvert Income Portfolio, a series of Calvert Variable Series, Inc. (File No. 333-153513)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment No. 2 to Form N-14 for the Calvert Income Portfolio, a series of Calvert Variable Series, Inc., pursuant to Rule 470 under the Securities Act of 1933, as amended (the "1933 Act"). The prospectus/proxy statement relates to the proposed reorganization of the assets of the Summit Bond Portfolio, a series of Summit Mutual Funds, Inc., into the Calvert Income Portfolio.

The purpose of this amendment is to incorporate Staff comments made to Registrant on October 7, 2008, provide other updating information, and incorporate the requisite opinions of counsel. Changes to the prospectus/proxy statement, the ballot and the text of the Reorganization SAI are marked.

Please feel free to contact me at 301-951-4890 with any questions about this filing.

Very truly yours,

/s/ Jane B. Maxwell

Jane B. Maxwell
Assistant General Counsel

cc:     Michelle Roberts, Esq., Division of Investment Management